Note 14 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred Tax Liabilities, Net, Total	$ 0		$ 0		0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					3,200,000	3,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					$ 636,000	$ 511,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	35.00%
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total					$ 69,200,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					2,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total					54,400,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					$ 1,500,000